Earnings per share (Details 2) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Weighted average number of ordinary shares diluted
Weighted average number of ordinary shares (basic)	373,167,257	183,033,950	182,803,189
Effect of stock options (Note 1)	438,289	2,164,419	2,869,403
Weighted average number of equity shares outstanding (diluted)	373,605,546	185,198,369	185,672,592